Capitalization - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	May 18, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 20, 2020	Mar. 31, 2019
Schedule of Capitalization, Equity [Line Items]
Price per share		$ 11.50	$ 11.50	$ 10.00
Rocket Lab USA, Inc. | Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Common stock, voting rights		The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders' meeting and to vote upon certain events.	The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders' meeting and to vote upon certain events.
Price per share					$ 23.6487
Rocket Lab USA, Inc. | Redeemable Convertible Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Temporary equity, par value		$ 0.0001	$ 0.0001
Rocket Lab USA, Inc. | Redeemable Convertible Preferred Stock [Member] | Minimum [Member]
Schedule of Capitalization, Equity [Line Items]
Price per share		$ 31.53	$ 31.53
Rocket Lab USA, Inc. | Redeemable Convertible Preferred Stock [Member] | Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Gross proceeds		$ 100,000	$ 100,000
Rocket Lab USA, Inc. | Series E-1 Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Temporary Equity, Shares Issued	650,140
Proceeds from convertible preferred stock	$ 20,500,000